Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Bond Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Government Money Market Fund

Janus Henderson High-Yield Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Money Market Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Short-Term Bond Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Value Plus Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 30, 2019

to Currently Effective Statements of Additional Information

Effective immediately, the statement of additional information (the “SAI”) for Janus Henderson Flexible Bond Fund and Janus Henderson Short-Term Bond Fund is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in the table titled “Other Accounts Managed”:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Michael Keough(8)*	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $569.10M	5 $1,084.20M	18(9) $8,545.06M

Seth Meyer(8)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	4(10) $ 994.20M	2 $ 355.28M
(8)	Effective December 3, 2019, Co-Portfolio Managers Michael Keough and Seth Meyer assumed shared responsibility for the day-to-day management of Janus Henderson Short-Term Bond Fund.
(9)	One account included in the total, consisting of $4,869.13M of the total assets in the category, has a performance-based advisory fee.
(10)	One account included in the total, consisting of $440.27M of the total assets in the category, has a performance-based advisory fee.
*	As of November 30, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex
Janus Capital

Michael Keough(2)*	Janus Henderson Flexible Bond Fund Janus Henderson Short-Term Bond Fund	$100,001-$500,000 $100,001-$500,000	Over $1,000,000

Seth Meyer(2)*	Janus Henderson High-Yield Fund Janus Henderson Multi-Sector Income Fund Janus Henderson Short-Term Bond Fund Janus Henderson Value Plus Income Fund	$100,001-$500,000 $500,001-$1,000,000 None None	Over $1,000,000
(2)	Effective December 3, 2019, Co-Portfolio Managers Michael Keough and Seth Meyer assumed shared responsibility for the day-to-day management of Janus Henderson Short-Term Bond Fund.
*	As of November 30, 2019.

Effective immediately, the SAIs for the Funds are updated as follows:

1.	In the Trustees and Officers section of the Funds’ SAIs, the following information replaces the corresponding information in the table titled “Trustees” in its entirety:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Independent Consultant. Formerly, Managing Partner, Impact Investments, Athena Capital Advisors LLC (independent registered investment advisor) (2016-2019), Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations) (2009-2016), Chief Executive Officer, Imprint Capital Advisors (impact investment firm) (2013-2015) and Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	58	Director of Mutual Fund
Directors Forum (a
non-profit organization
serving independent
directors of U.S. mutual
funds) (since 2016),
Chairman of the Board and
Trustee of The Investment
Fund for Foundations
Investment Program (TIP)
(consisting of 2 funds)
(since 2008), and Director
of the F.B. Heron
Foundation (a private
grantmaking foundation)
(since 2006).

Effective on or about December 31, 2019, all references to Darrell Watters are deleted from Janus Henderson Flexible Bond Fund’s and Janus Henderson Short-Term Bond Fund’s SAI.

Effective December 31, 2019, William D. Stewart, a member of the Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”), will retire from his role as an Independent Trustee of the Trust pursuant to the retirement policy set forth in the Funds’ Governance Procedures and Guidelines.

All references to Mr. Stewart serving in the capacity as an Independent Trustee of the Trust are deleted to reflect this change in Board composition.

Effective on or about February 1, 2020, the SAI for Janus Henderson Flexible Bond Fund and Janus Henderson Short-Term Bond Fund is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Greg Wilensky(11)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
(11)

Effective on or about February 1, 2020, Co-Portfolio Manager Greg Wilensky assumed shared responsibility for the day-to-day management of Janus Henderson Flexible Bond Fund and Janus Henderson Short-Term Bond Fund.

*	As of November 30, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex
Janus Capital

Greg Wilensky(3)*	Janus Henderson Flexible Bond Fund	None	None
	Janus Henderson Short-Term Bond Fund	None	None
(3)

Effective on or about February 1, 2020, Co-Portfolio Manager Greg Wilensky assumed shared responsibility for the day-to-day management of Janus Henderson Flexible Bond Fund and Janus Henderson Short-Term Bond Fund.

*	As of November 30, 2019.

Effective on or about February 1, 2020, all references to Mayur Saigal are deleted from Janus Henderson Flexible Bond Fund’s and Janus Henderson Short-Term Bond Fund’s SAI. Mr. Saigal intends to remain at Janus Capital until June 30, 2020 to assist in transitioning the Funds.

.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund

Janus Henderson Balanced Fund

Janus Henderson Contrarian Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Enterprise Fund

Janus Henderson European Focus Fund

Janus Henderson Forty Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Technology Fund

Janus Henderson Global Value Fund

Janus Henderson Growth and Income Fund

Janus Henderson International Opportunities Fund

Janus Henderson International Small Cap Fund

Janus Henderson International Value Fund

Janus Henderson Overseas Fund

Janus Henderson Research Fund

Janus Henderson Triton Fund

Janus Henderson U.S. Growth Opportunities Fund

Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 30, 2019

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (“SAI”) for the Funds is amended as follows:

1.	In the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in the table titled “Trustees” in its entirety:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Independent Consultant. Formerly, Managing Partner, Impact Investments, Athena Capital Advisors LLC (independent registered investment advisor) (2016-2019), Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations) (2009-2016), Chief Executive Officer, Imprint Capital Advisors (impact investment firm) (2013-2015) and Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	58	Director of Mutual Fund
Directors Forum (a
non-profit organization
serving independent
directors of U.S. mutual
funds) (since 2016),
Chairman of the Board and
Trustee of The Investment
Fund for Foundations
Investment Program (TIP)
(consisting of 2 funds)
(since 2008), and Director
of the F.B. Heron
Foundation (a private
grantmaking foundation)
(since 2006).

Effective December 31, 2019, William D. Stewart, a member of the Board of Trustees (the “Board”) of Janus Investment Fund (the “Trust”), will retire from his role as an Independent Trustee of the Trust pursuant to the retirement policy set forth in the Funds’ Governance Procedures and Guidelines.

All references to Mr. Stewart serving in the capacity as an Independent Trustee of the Trust are deleted to reflect this change in Board composition.

Please retain this Supplement with your records.

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